Distribution Date:	04/17/24	JPMBB Commercial Mortgage Securities Trust 2015-C27
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	JPMBB Commercial Mortgage Securities Trust
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	6
			askmidlandls.com	(913) 253-9000
Additional Information	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Don Simon	(203) 660-6100
Principal Prepayment Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644ABC5	1.413700%	38,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644ABD3	2.733700%	135,330,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46644ABE1	2.920200%	75,000,000.00	58,984,694.56	0.00	143,539.25	0.00	0.00	143,539.25	58,984,694.56	43.06%	30.00%
A-3A2	46644AAA0	2.920200%	50,000,000.00	39,323,129.70	0.00	95,692.84	0.00	0.00	95,692.84	39,323,129.70	43.06%	30.00%
A-4	46644ABF8	3.179400%	222,831,000.00	222,831,000.00	0.00	590,390.73	0.00	0.00	590,390.73	222,831,000.00	43.06%	30.00%
A-SB	46644ABG6	3.017400%	63,997,000.00	11,717,164.62	972,242.05	29,462.81	0.00	0.00	1,001,704.86	10,744,922.57	43.06%	30.00%
A-S	46644ABK7	3.633800%	49,709,000.00	49,709,000.00	0.00	150,527.14	0.00	0.00	150,527.14	49,709,000.00	34.53%	24.06%
B	46644ABL5	3.898100%	52,766,000.00	52,766,000.00	0.00	171,405.95	0.00	0.00	171,405.95	52,766,000.00	25.48%	17.75%
C	46644ABM3	4.440137%	35,552,000.00	35,552,000.00	0.00	131,546.44	0.00	0.00	131,546.44	35,552,000.00	19.38%	13.50%
D	46644AAN2	3.940137%	40,781,000.00	40,781,000.00	0.00	2,356.42	0.00	0.00	2,356.42	40,781,000.00	12.38%	8.62%
E*	46644AAQ5	2.805000%	24,531,000.00	24,531,000.00	0.00	0.00	0.00	0.00	0.00	24,531,000.00	8.17%	5.69%
F	46644AAS1	3.000000%	11,021,000.00	11,021,000.00	0.00	0.00	0.00	0.00	0.00	11,021,000.00	6.28%	4.38%
G	46644AAU6	3.000000%	8,366,000.00	8,366,000.00	0.00	0.00	0.00	0.00	0.00	8,366,000.00	4.84%	3.37%
NR	46644AAW2	3.000000%	28,232,488.00	28,232,359.81	0.00	0.00	0.00	0.00	0.00	28,232,359.81	0.00%	0.00%
Z	46644AAY8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644ABA9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			836,528,489.01	583,814,348.69	972,242.05	1,314,921.58	0.00	0.00	2,287,163.63	582,842,106.64

X-A	46644ABH4	1.273262%	635,279,000.00	382,564,988.88	0.00	405,921.21	0.00	0.00	405,921.21	381,592,746.83
X-B	46644ABJ0	0.542037%	52,766,000.00	52,766,000.00	0.00	23,834.25	0.00	0.00	23,834.25	52,766,000.00
X-C	46644AAC6	0.000000%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00
X-D	46644AAE2	0.500000%	40,781,000.00	40,781,000.00	0.00	16,992.08	0.00	0.00	16,992.08	40,781,000.00
X-E	46644AAG7	1.635137%	24,531,000.00	24,531,000.00	0.00	33,426.28	0.00	0.00	33,426.28	24,531,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-FG	46644AAJ1	1.440137%	19,387,000.00	19,387,000.00	0.00	23,266.61	0.00	0.00	23,266.61	19,387,000.00
X-NR	46644AAL6	1.440137%	28,232,488.00	28,232,359.81	0.00	33,882.04	0.00	0.00	33,882.04	28,232,359.81
Notional SubTotal			836,528,488.00	583,814,348.69	0.00	537,322.47	0.00	0.00	537,322.47	582,842,106.64

Deal Distribution Total					972,242.05	1,852,244.05	0.00	0.00	2,824,486.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644ABC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644ABD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46644ABE1	786.46259413	0.00000000	1.91385667	0.00000000	0.00000000	0.00000000	0.00000000	1.91385667	786.46259413
A-3A2	46644AAA0	786.46259400	0.00000000	1.91385680	0.00000000	0.00000000	0.00000000	0.00000000	1.91385680	786.46259400
A-4	46644ABF8	1,000.00000000	0.00000000	2.64949998	0.00000000	0.00000000	0.00000000	0.00000000	2.64949998	1,000.00000000
A-SB	46644ABG6	183.08927950	15.19199416	0.46037799	0.00000000	0.00000000	0.00000000	0.00000000	15.65237214	167.89728534
A-S	46644ABK7	1,000.00000000	0.00000000	3.02816673	0.00000000	0.00000000	0.00000000	0.00000000	3.02816673	1,000.00000000
B	46644ABL5	1,000.00000000	0.00000000	3.24841659	0.00000000	0.00000000	0.00000000	0.00000000	3.24841659	1,000.00000000
C	46644ABM3	1,000.00000000	0.00000000	3.70011364	0.00000000	0.00000000	0.00000000	0.00000000	3.70011364	1,000.00000000
D	46644AAN2	1,000.00000000	0.00000000	0.05778230	3.22566465	27.01750104	0.00000000	0.00000000	0.05778230	1,000.00000000
E	46644AAQ5	1,000.00000000	0.00000000	0.00000000	2.33749990	58.43749745	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46644AAS1	1,000.00000000	0.00000000	0.00000000	2.50000000	62.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46644AAU6	1,000.00000000	0.00000000	0.00000000	2.50000000	84.60037174	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46644AAW2	999.99545949	0.00000000	0.00000000	2.49998867	116.81884112	0.00000000	0.00000000	0.00000000	999.99545949
Z	46644AAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644ABA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644ABH4	602.19996077	0.00000000	0.63896526	0.00000000	0.00000000	0.00000000	0.00000000	0.63896526	600.66954335
X-B	46644ABJ0	1,000.00000000	0.00000000	0.45169712	0.00000000	0.00000000	0.00000000	0.00000000	0.45169712	1,000.00000000
X-C	46644AAC6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644AAE2	1,000.00000000	0.00000000	0.41666658	0.00000000	0.00000000	0.00000000	0.00000000	0.41666658	1,000.00000000
X-E	46644AAG7	1,000.00000000	0.00000000	1.36261384	0.00000000	0.00000000	0.00000000	0.00000000	1.36261384	1,000.00000000
X-FG	46644AAJ1	1,000.00000000	0.00000000	1.20011399	0.00000000	0.00000000	0.00000000	0.00000000	1.20011399	1,000.00000000
X-NR	46644AAL6	999.99545949	0.00000000	1.20010819	0.00000000	0.00000000	0.00000000	0.00000000	1.20010819	999.99545949

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	03/01/24 - 03/30/24	30	0.00	143,539.25	0.00	143,539.25	0.00	0.00	0.00	143,539.25	0.00
A-3A2	03/01/24 - 03/30/24	30	0.00	95,692.84	0.00	95,692.84	0.00	0.00	0.00	95,692.84	0.00
A-4	03/01/24 - 03/30/24	30	0.00	590,390.73	0.00	590,390.73	0.00	0.00	0.00	590,390.73	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	29,462.81	0.00	29,462.81	0.00	0.00	0.00	29,462.81	0.00
A-S	03/01/24 - 03/30/24	30	0.00	150,527.14	0.00	150,527.14	0.00	0.00	0.00	150,527.14	0.00
B	03/01/24 - 03/30/24	30	0.00	171,405.95	0.00	171,405.95	0.00	0.00	0.00	171,405.95	0.00
C	03/01/24 - 03/30/24	30	0.00	131,546.44	0.00	131,546.44	0.00	0.00	0.00	131,546.44	0.00
D	03/01/24 - 03/30/24	30	970,254.88	133,902.26	0.00	133,902.26	131,545.83	0.00	0.00	2,356.42	1,101,800.71
E	03/01/24 - 03/30/24	30	1,376,189.04	57,341.21	0.00	57,341.21	57,341.21	0.00	0.00	0.00	1,433,530.25
F	03/01/24 - 03/30/24	30	661,260.00	27,552.50	0.00	27,552.50	27,552.50	0.00	0.00	0.00	688,812.50
G	03/01/24 - 03/30/24	30	686,851.71	20,915.00	0.00	20,915.00	20,915.00	0.00	0.00	0.00	707,766.71
NR	03/01/24 - 03/30/24	30	3,227,505.63	70,580.90	0.00	70,580.90	70,580.90	0.00	0.00	0.00	3,298,086.53
X-A	03/01/24 - 03/30/24	30	0.00	405,921.21	0.00	405,921.21	0.00	0.00	0.00	405,921.21	0.00
X-B	03/01/24 - 03/30/24	30	0.00	23,834.25	0.00	23,834.25	0.00	0.00	0.00	23,834.25	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	03/01/24 - 03/30/24	30	0.00	16,992.08	0.00	16,992.08	0.00	0.00	0.00	16,992.08	0.00
X-E	03/01/24 - 03/30/24	30	0.00	33,426.28	0.00	33,426.28	0.00	0.00	0.00	33,426.28	0.00
X-FG	03/01/24 - 03/30/24	30	0.00	23,266.61	0.00	23,266.61	0.00	0.00	0.00	23,266.61	0.00
X-NR	03/01/24 - 03/30/24	30	0.00	33,882.04	0.00	33,882.04	0.00	0.00	0.00	33,882.04	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,922,061.26	2,160,179.50	0.00	2,160,179.50	307,935.44	0.00	0.00	1,852,244.05	7,229,996.70

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644ABK7	3.633800%	49,709,000.00	49,709,000.00	0.00	150,527.14	0.00	0.00	150,527.14	49,709,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644ABL5	3.898100%	52,766,000.00	52,766,000.00	0.00	171,405.95	0.00	0.00	171,405.95	52,766,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644ABM3	4.440137%	35,552,000.00	35,552,000.00	0.00	131,546.44	0.00	0.00	131,546.44	35,552,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			138,027,000.03	138,027,000.00	0.00	453,479.53	0.00	0.00	453,479.53	138,027,000.00

Exchangeable Certificate Details
EC	46644ABN1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	2,824,486.10	Beginning Reserve Account Balance	2,529.23
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	2,529.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,167,339.80	Master Servicing Fee	6,354.91
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,696.76
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	250.63
ARD Interest	0.00	Senior Trust Advisor Fee	1,052.64
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	10,354.93
Total Interest Collected	2,167,339.80

Principal		Expenses/Reimbursements
Scheduled Principal	972,242.05	Reimbursement for Interest on Advances	1,277.68
Unscheduled Principal Collections		ASER Amount	277,577.61
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,729.97
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,155.57
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	972,242.05	Total Expenses/Reimbursements	304,740.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,852,244.05
Gain-on-Sale Proceeds Collected	0.00	Principal Distribution	972,242.05
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
Borrower Option Extension Fees	0.00	Borrower Option Extension Fees	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,824,486.10
Total Funds Collected	3,139,581.85	Total Funds Distributed	3,139,581.86

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	582,950,965.51	582,950,965.51	Beginning Certificate Balance	583,814,348.69
(-) Scheduled Principal Collections	972,242.05	972,242.05	(-) Principal Distributions	972,242.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	581,978,723.46	581,978,723.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	583,576,763.02	583,576,763.02	Ending Certificate Balance	582,842,106.64
Ending Actual Collateral Balance	582,672,894.74	582,672,894.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	863,383.18
Beginning Cumulative Advances	0.00	863,383.18	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	863,383.18
Ending Cumulative Advances	0.00	863,383.18	Net WAC Rate	4.44%
			UC / (OC) Interest	3,194.62
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	31,062,141.63	5.34%	9	4.3184	NAP	Defeased	5	31,062,141.63	5.34%	9	4.3184	NAP
	9,999,999 or less	14	91,737,665.20	15.76%	9	4.3967	1.761067	1.35 or less	10	217,067,688.40	37.30%	9	4.2912	0.515037
10,000,000 to 19,999,999		9	133,625,799.70	22.96%	15	4.3858	1.576182	1.36 to 1.45	2	20,892,275.01	3.59%	8	4.7206	1.436273
20,000,000 to 24,999,999		2	48,854,642.77	8.39%	10	4.0460	0.894166	1.46 to 1.55	3	117,266,160.86	20.15%	9	4.3939	1.519013
25,000,000 to 49,999,999		3	93,698,474.16	16.10%	8	4.2586	1.498512	1.56 to 1.65	1	5,319,080.18	0.91%	9	4.5620	1.620000
	50,000,000 or greater	2	183,000,000.00	31.44%	9	4.3492	0.945574	1.66 to 1.80	4	57,649,098.78	9.91%	8	4.3774	1.772632
	Totals	35	581,978,723.46	100.00%	10	4.3234	1.349476	1.81 to 2.00	4	73,585,472.11	12.64%	20	4.2744	1.910214
								2.01 or greater	6	59,136,806.49	10.16%	9	4.1507	2.671804
								Totals	35	581,978,723.46	100.00%	10	4.3234	1.349476
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	31,062,141.63	5.34%	9	4.3184	NAP
							Defeased	9	31,062,141.63	5.34%	9	4.3184	NAP
Alabama	2	16,229,796.85	2.79%	8	4.4538	1.144752
							Industrial	2	13,809,885.99	2.37%	67	4.2986	1.794088
Arizona	1	23,999,769.86	4.12%	10	4.1050	(0.220000)
							Lodging	10	95,512,946.87	16.41%	8	4.4159	1.823525
California	9	53,957,404.25	9.27%	9	4.1983	2.219052
							Mixed Use	3	84,043,069.52	14.44%	10	4.3165	0.326986
Colorado	2	7,770,651.77	1.34%	9	4.3588	1.686979
							Multi-Family	5	52,804,500.89	9.07%	9	4.3356	1.914471
Connecticut	1	13,433,537.14	2.31%	9	4.4300	(0.170000)
							Office	9	223,946,908.14	38.48%	9	4.3309	1.084662
Florida	2	18,253,662.61	3.14%	8	4.4264	1.287216
							Other	1	3,139,528.28	0.54%	8	4.6200	1.470000
Georgia	3	1,493,663.59	0.26%	8	4.7000	1.450000
							Retail	31	56,472,782.90	9.70%	9	4.2673	1.574258
Illinois	1	392,283.66	0.07%	8	4.7000	1.450000
							Self Storage	2	21,186,959.23	3.64%	10	3.9531	3.085046
Indiana	1	373,208.57	0.06%	8	4.7000	1.450000
							Totals	72	581,978,723.46	100.00%	10	4.3234	1.349476
Kentucky	3	35,999,288.75	6.19%	8	4.1556	1.661021

Michigan	2	18,201,667.47	3.13%	53	4.3569	1.771525

Minnesota	1	5,691,993.69	0.98%	7	4.5270	1.910000

Mississippi	1	24,854,872.91	4.27%	10	3.9890	1.970000

New York	4	193,052,918.18	33.17%	9	4.3489	1.001291

North Carolina	2	6,348,422.84	1.09%	7	4.5375	1.882116

Ohio	2	16,409,916.46	2.82%	9	4.4431	1.749057

Oklahoma	2	748,075.84	0.13%	8	4.7000	1.450000

Pennsylvania	2	11,328,385.89	1.95%	9	4.3381	2.857895

Rhode Island	1	9,754,329.43	1.68%	7	4.5270	1.910000

Tennessee	1	335,887.71	0.06%	8	4.7000	1.450000

Texas	14	44,331,004.29	7.62%	8	4.5141	1.562588

Washington, DC	1	37,161,154.85	6.39%	9	4.1900	0.950000

Wisconsin	5	10,794,685.21	1.85%	8	4.6806	1.454015

Totals	72	581,978,723.46	100.00%	10	4.3234	1.349476

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	31,062,141.63	5.34%	9	4.3184	NAP	Defeased	5	31,062,141.63	5.34%	9	4.3184	NAP
	4.40000% or less	18	415,810,486.49	71.45%	11	4.2404	1.298754	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	8	91,985,134.65	15.81%	8	4.5011	1.309777	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	4	43,120,960.69	7.41%	8	4.7484	1.595319	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	581,978,723.46	100.00%	10	4.3234	1.349476	49 months or greater	30	550,916,581.83	94.66%	10	4.3237	1.323807
								Totals	35	581,978,723.46	100.00%	10	4.3234	1.349476
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	31,062,141.63	5.34%	9	4.3184	NAP	Defeased	5	31,062,141.63	5.34%	9	4.3184	NAP
	60 months or less	29	537,717,099.19	92.39%	9	4.3247	1.311872	Interest Only	2	122,700,000.00	21.08%	9	4.3154	1.750815
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	28,098,483.22	4.83%	9	4.5298	1.433237
	Totals	34	568,779,240.82	97.73%	9	4.3244	1.338789	241 months to 299 months	23	386,918,615.97	66.48%	9	4.3128	1.163860
								300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	568,779,240.82	97.73%	9	4.3244	1.338789
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	31,062,141.63	5.34%	9	4.3184	NAP	120 months or less	1	13,199,482.64	2.27%	70	4.2800	1.810000
Underwriter's Information		1	19,089,157.40	3.28%	7	4.8000	1.790000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	27	479,509,855.12	82.39%	11	4.3032	1.330228	Totals	1	13,199,482.64	2.27%	70	4.2800	1.810000
	13 months to 24 months	1	37,161,154.85	6.39%	9	4.1900	0.950000
	25 months or greater	1	15,156,414.46	2.60%	8	4.7000	1.450000
	Totals	35	581,978,723.46	100.00%	10	4.3234	1.349476
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30308886	OF	New York	NY	Actual/360	4.382%	415,054.78	0.00	0.00	N/A	01/01/25	--	110,000,000.00	110,000,000.00	04/01/24
3	30308907	MU	New York	NY	Actual/360	4.300%	270,302.78	0.00	0.00	N/A	02/06/25	--	73,000,000.00	73,000,000.00	03/06/22
4	30308899	OF	Washington	DC	Actual/360	4.190%	134,326.21	68,373.77	0.00	N/A	01/01/25	--	37,229,528.62	37,161,154.85	06/01/23
05A1	30308887	LO	Various	Various	Actual/360	4.527%	118,525.77	59,376.03	0.00	N/A	11/01/24	--	30,404,866.60	30,345,490.57	04/01/24
6	30308682	RT	Simpsonville	KY	30/360	4.045%	88,515.78	67,488.52	0.00	N/A	12/01/24	--	26,259,317.26	26,191,828.74	04/01/24
7	30308885	IN	Livonia	MI	Actual/360	4.280%	49,243.82	161,819.52	0.00	N/A	02/01/30	--	13,361,302.16	13,199,482.64	04/01/24
8	30308888	MF	Ridgeland	MS	Actual/360	3.989%	85,532.37	45,582.50	0.00	N/A	02/01/25	--	24,900,455.41	24,854,872.91	04/01/24
9	30308902	OF	Scottsdale	AZ	Actual/360	4.105%	84,988.33	43,136.11	0.00	N/A	02/06/25	--	24,042,905.97	23,999,769.86	04/06/24
11	30308908	MF	Mesquite	TX	Actual/360	4.800%	79,073.79	41,599.24	0.00	N/A	11/06/24	--	19,130,756.64	19,089,157.40	04/06/24
12	30308909	LO	Carlsbad	CA	Actual/360	4.323%	65,898.64	33,097.83	0.00	N/A	12/06/24	--	17,702,396.06	17,669,298.23	04/06/24
13	30308910	LO	Houston	TX	Actual/360	4.250%	59,446.99	30,578.01	0.00	N/A	01/06/25	--	16,243,580.08	16,213,002.07	04/06/24
14	30308911	Various Various		Various	Actual/360	4.700%	61,476.17	33,304.89	0.00	N/A	12/06/24	--	15,189,719.35	15,156,414.46	04/06/24
15	30308897	OF	Birmingham	AL	Actual/360	4.450%	61,336.00	25,505.11	0.00	N/A	12/06/24	--	16,006,496.25	15,980,991.14	04/06/24
17	30308896	OF	Greenwich	CT	Actual/360	4.430%	51,361.76	30,551.38	0.00	N/A	01/05/25	--	13,464,088.52	13,433,537.14	04/05/24
19	30308900	MU	Castle Rock	CO	Actual/360	3.850%	40,932.03	24,701.12	0.00	N/A	02/05/25	--	12,346,484.67	12,321,783.55	04/05/24
20	30308912	SS	Los Angeles	CA	Actual/360	3.740%	40,901.06	0.00	0.00	N/A	02/06/25	--	12,700,000.00	12,700,000.00	04/06/24
23	30308915	RT	Victorville	CA	Actual/360	4.250%	37,356.84	23,643.71	0.00	N/A	02/06/25	--	10,207,560.33	10,183,916.62	04/06/24
24	30308892	LO	Lexington	KY	Actual/360	4.420%	33,323.38	30,076.28	0.00	N/A	02/01/25	--	8,755,231.45	8,725,155.17	04/01/24
25	30308893	LO	West Chester	OH	Actual/360	4.600%	35,949.72	23,603.53	0.00	N/A	01/01/25	--	9,075,666.57	9,052,063.04	04/01/24
27	30308917	OF	Maitland	FL	Actual/360	4.330%	34,808.21	17,338.42	0.00	N/A	01/06/25	--	9,335,436.93	9,318,098.51	04/06/24
28	30308903	SS	Tustin	CA	Actual/360	4.272%	31,293.37	19,755.80	0.00	N/A	01/06/25	--	8,506,715.03	8,486,959.23	04/06/24
29	30308894	LO	Philadelphia	PA	Actual/360	4.230%	29,897.77	19,179.20	0.00	N/A	01/01/25	--	8,208,036.81	8,188,857.61	04/01/24
30	30308918	MU	Cincinnati	OH	Actual/360	4.250%	26,990.95	17,283.64	0.00	N/A	12/06/24	--	7,375,137.06	7,357,853.42	04/06/24
31	30308904	OF	Centennial	CO	Actual/360	4.340%	27,582.98	14,680.98	0.00	N/A	01/05/25	--	7,380,608.79	7,365,927.81	04/05/24
32	30308921	LO	Various	Various	Actual/360	4.950%	26,165.57	20,368.88	0.00	N/A	11/01/24	--	6,138,550.94	6,118,182.06	04/01/24
33	30308905	OF	Farmington Hills	MI	Actual/360	4.560%	19,755.36	28,890.43	0.00	N/A	01/06/25	--	5,031,075.26	5,002,184.83	04/06/24
34	30308922	Various Charlotte		NC	Actual/360	4.500%	25,464.07	12,664.00	0.00	N/A	02/01/25	--	6,571,373.49	6,558,709.49	04/01/24
35	30308919	LO	Horseheads	NY	Actual/360	4.562%	20,966.87	18,188.15	0.00	N/A	01/06/25	--	5,337,268.33	5,319,080.18	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	30308923	Various Various		WI	Actual/360	4.775%	23,635.98	12,461.73	0.00	N/A	12/01/24	--	5,748,322.28	5,735,860.55	04/01/24
37	30308898	RT	Houston	TX	Actual/360	4.150%	18,569.28	10,596.92	0.00	N/A	02/01/25	--	5,196,222.91	5,185,625.99	04/01/24
39	30308924	MF	Syracuse	NY	Actual/360	4.100%	16,745.23	9,105.88	0.00	N/A	02/06/25	--	4,742,943.88	4,733,838.00	04/06/24
40	30308925	MF	Milwaukee	WI	Actual/360	4.545%	16,186.93	9,281.20	0.00	N/A	12/01/24	--	4,135,913.78	4,126,632.58	04/01/24
42	30308926	98	Pittsburgh	PA	Actual/360	4.620%	12,517.87	6,982.37	0.00	N/A	12/01/24	--	3,146,510.65	3,139,528.28	04/01/24
43	30308901	RT	Mount Airy	NC	Actual/360	4.350%	11,599.62	7,068.32	0.00	02/05/25	02/05/45	--	3,096,673.03	3,089,604.71	04/05/24
44	30308906	MF	Shaker Heights	OH	Actual/360	4.526%	11,613.52	5,958.58	0.00	N/A	01/06/25	--	2,979,820.40	2,973,861.82	04/06/24
Totals							2,167,339.80	972,242.05	0.00				582,950,965.51	581,978,723.46
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	8,647,202.34	11,459,875.33	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	184,494.00	01/01/23	06/30/23	11/13/23	45,983,992.35	2,832,861.80	99,416.32	2,034,798.34	299,048.84	0.00
4	2,540,907.89	0.00	--	--	04/11/24	29,832,003.23	306,661.71	94,776.77	1,718,747.60	497,363.34	0.00
05A1	11,873,446.88	10,453,155.80	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,754,592.58	8,584,221.41	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,124,590.89	6,639,137.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,039,810.80	3,166,731.52	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(273,491.96)	(145,079.11)	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,379,602.88	4,758,457.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,201,525.34	2,771,922.05	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,104,302.49	1,502,688.52	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,680,981.82	2,011,787.20	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,321,231.48	1,354,711.46	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,031,563.99	(135,466.05)	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,752,715.69	1,820,181.48	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	755,030.40	848,645.68	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,154,877.68	1,112,226.32	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	982,737.00	1,184,538.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	598,503.56	612,946.76	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,313,416.28	1,291,470.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,361,096.94	2,352,588.18	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,025,793.66	1,229,947.68	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,117,175.38	964,600.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,110,949.21	1,134,522.22	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	974,037.79	853,161.20	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	767,136.68	745,214.03	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	618,390.51	667,690.59	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	707,101.64	786,175.26	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	388,503.23	475,045.67	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	322,586.00	343,398.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	70,376,319.07	69,028,989.49				75,815,995.58	3,139,523.51	194,193.09	3,753,545.94	796,412.18	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	2	110,161,154.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323386%	4.302754%	10
03/15/24	0	0.00	0	0.00	2	110,229,528.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323412%	4.302765%	11
02/16/24	0	0.00	0	0.00	2	110,306,309.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323443%	4.302781%	12
01/18/24	0	0.00	0	0.00	2	110,374,161.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161238%	4.140562%	13
12/15/23	0	0.00	0	0.00	2	110,441,769.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161529%	4.140838%	14
11/17/23	0	0.00	0	0.00	2	110,513,484.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161833%	4.141127%	15
10/17/23	0	0.00	0	0.00	2	110,580,591.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.162119%	4.141400%	16
09/15/23	0	0.00	0	0.00	2	110,651,824.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.162419%	4.141685%	17
08/17/23	0	0.00	0	0.00	2	110,718,434.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.162705%	4.141957%	18
07/17/23	0	0.00	0	0.00	2	110,784,804.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.162989%	4.142227%	19
06/16/23	0	0.00	0	0.00	2	110,855,326.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.163286%	4.142511%	20
05/17/23	0	0.00	0	0.00	2	110,921,204.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.163566%	4.142777%	21
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30308907	03/06/22	24	6	99,416.32	2,034,798.34	791,072.25	73,000,000.00	09/21/21	2
4	30308899	06/01/23	9	6	94,776.77	1,718,747.60	615,846.96	37,855,326.13	02/02/23	2
Totals					194,193.09	3,753,545.94	1,406,919.21	110,855,326.13
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		565,689,636	455,528,481	110,161,155		0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		16,289,087	16,289,087		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	581,978,723	471,817,569	0	0	110,161,155	0
Mar-24	582,950,966	472,721,437	0	0	110,229,529	0
Feb-24	584,006,770	473,700,461	0	0	110,306,309	0
Jan-24	584,971,477	474,597,316	0	0	110,374,161	0
Dec-23	585,932,600	475,490,831	0	0	110,441,769	0
Nov-23	586,934,070	476,420,585	0	0	110,513,485	0
Oct-23	587,887,902	477,307,311	0	0	110,580,592	0
Sep-23	588,882,328	478,230,503	0	0	110,651,824	0
Aug-23	589,834,160	479,115,726	0	0	110,718,434	0
Jul-23	590,782,457	479,997,653	0	0	110,784,804	0
Jun-23	591,771,690	480,916,364	0	0	110,855,326	0
May-23	592,712,787	481,791,583	0	0	110,921,204	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30308907	73,000,000.00	73,000,000.00	38,900,000.00	09/13/23	184,494.00	0.08000	06/30/23	02/06/25	249
4	30308899	37,161,154.85	37,855,326.13	10,500,000.00	02/07/24	2,318,509.89	0.95000	12/31/22	01/01/25	249
Totals		110,161,154.85	110,855,326.13	49,400,000.00		2,503,003.89

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30308907	MU	NY	09/21/21	2

4/11/2024 - The loan transferred to the Special Servicer for delinquent payments on 9/21/2021. There is one commercial tenant occupying 5K SF on a MTM basis and no other viable prospects for the remainder of the commercial space at this time. The residential portion of the collateral has one vacancy as of the 6/30/2023 rent roll. Borrower is proposing a modification and maturity extension, which includes a new equity component. Special Servicer will dual track foreclosure with workout discussions. A foreclosure is expected mid-2024.

4	30308899	OF	DC	02/02/23	2

4/11/2024 - The loan transferred to the Special Servicer on 2/2/2023. The collateral consists of the leasehold interest in a 12-story multi-tenant office building containing 114,204 SF located in Washington, DC. As of YE 2022, the Property was

74% and per forming with an NOI/DSCR of $2.51MM/1.03x. DC-OIG vacated their space upon their 3/31/2023 expiration, which dropped occupancy to 67%. The capital stack includes a mezzanine loan. Counsel has been retained. Borrower cooperated with the appointment of a receiver. Lincoln was appointed as receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30308907	73,000,000.00	4.30000%	73,000,000.00	3.00000%	9	01/11/21	03/06/20	02/10/21
6	30308682	0.00	4.04500%	0.00	4.04500%	10	05/13/22	05/13/22	08/12/22
7	30308885	0.00	4.28000%	0.00	4.28000%	8	03/31/22	03/31/22	04/01/22
24	30308892	9,920,489.22	4.42000%	9,920,489.22	4.42000%	8	10/30/20	09/01/20	11/05/20
24	30308892	0.00	4.42000%	0.00	4.42000%	8	04/28/22	04/28/22	06/02/22
25	30308893	0.00	4.60000%	0.00	4.60000%	8	04/01/20	04/01/20	02/10/22
30	30308918	8,097,398.85	4.25000%	8,097,398.85	4.25000%	8	08/04/20	05/06/20	08/10/20
Totals		91,017,888.07		91,017,888.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	30308889	01/17/20	21,098,307.63	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
16	30308890	09/17/19	15,699,462.96	29,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
26	30308916	04/16/21	10,302,121.18	15,900,000.00	10,450,693.40	148,791.55	10,450,784.40	10,301,992.85	128.33	0.00	0.00	128.33	0.00%
41	30308895	04/17/18	4,088,579.48	6,900,000.00	0.00	1,228,599.31	5,317,178.79	4,088,579.48	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			51,188,471.25	95,800,000.00	10,450,693.40	1,377,390.86	15,767,963.19	14,390,572.33	128.33	0.00	0.00	128.33

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/23	0.00	128.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30308889	01/27/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	30308890	09/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	30308916	04/16/21	0.00	0.00	128.33	0.00	0.00	128.33	0.00	0.00	128.33
41	30308895	04/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	128.19	128.33	0.00	0.00	128.33	0.00	0.00	128.33

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	15,715.28	0.00	0.00	170,070.52	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	8,014.69	0.00	0.00	107,507.09	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	1,560.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	835.55	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	595.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.91	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	434.22	0.00	0.00	0.00
Total	0.00	0.00	23,729.97	0.00	2,155.57	277,577.61	0.00	0.00	1,277.68	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		304,740.83

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Supplemental Notes
None

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